EMPLOYEE AND DIRECTOR BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE AND DIRECTOR BENEFITS [Abstract]
Stock-based Compensation Recognized as Compensation Expense
Total stock-based compensation recognized as compensation expense on our consolidated statement of income is as follows:

	December 31, 2018	December 31, 2017
Dollars in thousands
Option Grants	$1	$24
Restricted Stock Grants	-	-
Total Compensation Expense	$1	$24

Option Activity Under Stock Option Plans
A summary of option activity under the stock option plans as of December 31, 2018 and changes during the year ended December 31, 2018 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2017	151,173	$4.54	5.27 years
Exercised	(3,107)	4.84
Expired	(12,500)	12.06
Forfeited	-	-
Granted	-	-
Outstanding, December 31, 2018	135,566	$3.83	4.71 years	$507,779

Exercisable, December 31, 2018	135,566	$3.83		$507,779

Restricted Stock Activity
A summary of restricted stock activity during the twelve months ended December 31, 2017 is presented below:

	December 31, 2017
	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value
Beginning balance outstanding	3,334	$3.31
Granted	-
Vested	(3,334)
Ending balance outstanding	-	-